Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the unaudited condensed financial statements were available to be issued.

On April 5, 2023, OmniLit Sponsor LLC voluntarily converted 3,000,000 shares of Class B common stock of the Company it held as of such date into 3,000,000 shares of Class A common stock of the Company in accordance with the Charter. As a result of the foregoing and the Meetings described above, the Company has an aggregate of 5,348,049 shares of Class A common stock and 791,667 shares of Class B common stock.

On May 9, 2023, OmniLit entered into an Agreement and Plan of Merger (the “Business Combination Agreement”) with Syntec Optics, Inc., a Delaware corporation. Please see Form 8-K and Form S-4 both dated May 10, 2023 filed with the SEC for more information.

Note 10-Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as described below.